Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Payables in respect of research and development expenses	5,518	5,435
Accrued salaries and bonuses	1,849	2,475
Accrued other expenses	2,844	1,662
Accrued directors and officers insurance expenses	1,093	—
Deposit received for a potential out-licensing drug patent (note i)	1,000	1,000
Other payables	500	1,103
	12,804	11,675